S000001575 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Aggressive Strategy Linked Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.81%	9.14%	10.06%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.91%	7.49%	7.33%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	16.73%	7.95%	7.16%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	17.99%	9.04%	8.24%
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.76%	7.08%	6.57%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.49%	6.73%	6.23%
Class R1
Prospectus [Line Items]
Average Annual Return, Percent	17.99%	9.09%	8.29%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	17.40%	8.53%	7.76%
Class M
Prospectus [Line Items]
Average Annual Return, Percent	17.99%	9.04%	8.24%